Fair Value of Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value of Financial Assets and Liabilities [Abstract]
Schedule of Fair Values of Financial Assets and Liabilities	The Company’s fair values of financial assets and liabilities were as follows:
	December 31, 2023
($000s)	Carrying Amount	Level 1	Level 2	Level 3	Total Fair Value
Assets
Cash and cash equivalents	82,438	82,438	-	-	82,438
Amounts receivable	5,019	5,019	-	-	5,019
Investment in marketable securities	3,749	3,749	-	-	3,749
Long-term receivables	13,227	13,227	-	-	13,227
	104,433	104,433	-	-	104,433
Liabilities
Accounts payable and accrued liabilities	32,733	32,733	-	-	32,733
Secured note liabilities	573,888	-	-	573,888	573,888
	606,621	32,733	-	573,888	606,621
	December 31, 2022
($000s)	Carrying Amount	Level 1	Level 2	Level 3	Total Fair Value
Assets
Cash and cash equivalents	46,150	46,150	-	-	46,150
Short-term deposits	81,690	81,690	-	-	81,690
Amounts receivable	6,260	6,260	-	-	6,260
Investment in marketable securities	3,696	3,696	-	-	3,696
Convertible notes receivable	631	-	-	631	631
Long-term receivables	13,203	13,203	-	-	13,203
	151,630	150,999	-	631	151,630
Liabilities
Accounts payable and accrued liabilities	42,956	42,956	-	-	42,956
Secured note liabilities	263,541	-	-	263,541	263,541
	306,497	42,956	-	263,541	306,497

Schedule of Contractual Cash Flow Requirements for its Financial Liabilities on Repayment or Maturity Periods	The following table details the Company’s expected remaining contractual cash flow requirements for its financial liabilities on repayment or maturity periods.
($000s)	Less than 1 year	1-3 years	3-5 years	Greater than 5 years	Total
2022 Secured Note including interest	19,368	38,736	38,736	197,523	294,363
2023 Secured Note including interest	-	47,840	25,824	205,860	279,524
Flow-through share expenditures	19,554	-	-	-	19,554
Lease obligation	905	337	150	249	1,641
	39,827	86,913	64,710	403,632	595,082